Prospectus and Statement of Additional Information (SAI) Supplement — April 15, 2011
to the Prospectus and SAI, as supplemented, of the following fund:

Fund	Prospectus Dated	SAI Dated
Seligman California Municipal High-Yield Fund	11/29/2010	4/11/2011
The ticker symbol on the cover page of the prospectus and SAI for Seligman California Municipal High-Yield Fund Class C shares is hereby replaced with the following:

	Class	Ticker Symbol
Seligman California Municipal High-Yield Fund	Class C	SHMCX

SL-9902-1 A (4/11)